UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22958

                                     Duff & Phelps Select Energy MLP Fund Inc.

(Exact name of registrant as specified in charter)

100 Pearl Street, 9th Floor

                                                     Hartford, CT 06103

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

                                           Hartford, CT 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code:      866-270-7788

Date of fiscal year end:  November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

($ reported in thousands)

	SHARES / UNITS	VALUE

COMMON STOCKS—10.8%

Diversified—2.1%
ONEOK, Inc.	52,201	$2,941

Gathering/Processing—8.7%
Targa Resources Corp.	276,375	12,340
TOTAL COMMON STOCKS (Identified Cost $9,180)		15,281

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—149.1%

Diversified—40.6%
Energy Transfer Partners LP	1,275,853	23,233
Enterprise Products Partners LP	393,000	9,990
MPLX LP	543,499	18,767
NGL Energy Partners LP	415,000	5,084

		57,074

Downstream/Other—10.3%
Cheniere Energy Partners LP	220,000	6,450
Sunoco LP	278,000	8,040

		14,490

Gathering/Processing—37.7%
CNX Midstream Partners LP	70,000	1,219
Crestwood Equity Partners LP	246,783	6,601
DCP Midstream LP	336,000	12,042
Enable Midstream Partners LP	395,000	5,475
EnLink Midstream Partners LP	941,399	13,744
Hess Midstream Partners LP	156,361	3,124
Rice Midstream Partners LP	109,500	2,082
Western Gas Partners LP	189,000	8,798

		53,085

Marine/Shipping—9.8%
GasLog Partners LP	366,830	8,620
KNOT Offshore Partners LP	261,000	5,194

		13,814

Natural Gas Pipelines—25.8%
Spectra Energy Partners LP	85,000	3,340
Tallgrass Energy Partners LP	230,000	8,821
TC PipeLines LP	89,747	4,409
Williams Partners LP	543,914	19,711

		36,281

	SHARES / UNITS	VALUE

Petroleum Transportation & Storage—24.9%
Andeavor Logistics LP	205,922	$9,571
BP Midstream Partners LP	110,000	2,097
Enbridge Energy Partners LP	395,000	4,941
Genesis Energy LP	285,000	5,689
NuStar Energy LP	245,000	5,375
Plains All American Pipeline LP	345,000	7,280

		34,953
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified Cost $269,161)		209,697
TOTAL LONG TERM INVESTMENTS—159.9% (Identified Cost $278,341)		224,978

SHORT-TERM INVESTMENT—0.6%

Money Market Mutual Fund—0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (seven-day effective yield 1.293%)(1)	774,510	775
TOTAL SHORT-TERM INVESTMENT (Identified Cost $775)		775

TOTAL INVESTMENTS—160.5% (Identified Cost $279,116)		225,753	(2)

Other assets and liabilities, net—(60.5)%		(85,116)

NET ASSETS—100.0%		$140,637

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	All or a portion of the portfolio is segregated as collateral for borrowings.

See Notes to Schedules of Investments

1

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments as of February 28, 2018.

Country Weightings

United States (includes short-term investment)	94%
Marshall Islands	6
Total	100%

Sector Weightings

Traditional Midstream	88%
Downstream/Other	6
Marine/Shipping	6
Total	100%

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of February 28, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at February 28, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$15,281	$15,281
Master Limited Partnerships and Related Companies	209,697	209,697
Short-Term Investment	775	775

Total Investments	$225,753	$225,753

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at February 28, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at February 28, 2018.

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors of the Fund (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee approved by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•  Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADRs”), financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

DUFF & PHELPS SELECT ENERGY MLP FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

NOTE 3 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Select Energy MLP Fund Inc.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 4/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 4/25/2018

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer (principal financial officer)

Date 4/25/2018

* Print the name and title of each signing officer under his or her signature.